Leases - Summary of Maturities of Lease Liabilities (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 1,004
2023	1,863
2024	1,722
2025	26
Total operating lease payments	4,615
Less: imputed interest	(675)
Present value of lease liabilities	$ 3,940